Expense by Nature - Summary of Sales and Marketing Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales and marketing expenses
Borrower acquisition expenses	¥ 2,745,576	¥ 5,030,841	¥ 7,865,407
General sales and marketing expenses	2,626,038	4,398,677	6,661,613
Investor acquisition and retention expenses	34,757	24,035	301,092
Referral expenses from platform service	0	435,122	936,570
Sales and marketing expenses	¥ 5,406,371	¥ 9,888,675	¥ 15,764,682